                               THE MAINSTAY FUNDS

                           Capital Appreciation Fund
                                    MAP Fund
                              Mid Cap Growth Fund
                             Small Cap Growth Fund

                         Supplement dated July 11, 2007
         to the Statement of Additional Information dated March 1, 2007


        This Supplement updates certain information contained in the above-dated Statement of Additional Information ("SAI") for The MainStay Funds. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting The MainStay Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

        The "Portfolio Managers" section beginning on page 78 of the SAI is revised to delete all references to Robert H. Lyon, and to include the following information regarding Thomas R. Wenzel, Robert J. Centrella and Denise E. Higgins. The information regarding Mr. Wenzel is effective immediately. The information regarding Mr. Centrella and Ms. Higgins will become effective on August 1, 2007. Information for the portfolio managers below is provided as of May 31, 2007.

                                                                                       NUMBER OF ACCOUNTS AND ASSETS
                                       NUMBER OF OTHER ACCOUNTS MANAGED                FOR WHICH THE ADVISORY FEE IS
                                         AND ASSETS BY ACCOUNT TYPE                         BASED ON PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                      FUNDS                            OTHER                                       OTHER
                     MANAGED BY       REGISTERED       POOLED                       REGISTERED     POOLED
PORTFOLIO            PORTFOLIO        INVESTMENT      INVESTMENT    OTHER           INVESTMENT    INVESTMENT         OTHER
MANAGER               MANAGER          COMPANY         VEHICLES    ACCOUNTS           COMPANY      VEHICLES         ACCOUNTS
----------------------------------------------------------------------------------------------------------------------------
Robert J. Centrella   Capital          3 RICs,            0         21 Accounts,          0             0            0
                      Appreciation
                      Fund, Mid Cap    $1,547,094,248               $1,419,978,136
                      Growth Fund
----------------------------------------------------------------------------------------------------------------------------
Denise E. Higgins     Small Cap        2 RICs,             0        21 Accounts,         0             0            0
                      Growth
                      Fund             $521,452,440                 $1,419,978,136
----------------------------------------------------------------------------------------------------------------------------
Thomas R. Wenzel      MAP Fund         20 RICs,       4 Accounts    $   137 Accounts,    0             0       9 Accounts

                                       $9,200,000,000 $981,000,000  $9,900,000,000                             $1,500,000,000

        As of May 31, 2007, the dollar range of fund securities beneficially owned by Mr. Centrella, Ms. Higgins and Mr. Wenzel, respectively, in the Trust ($1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000,
$500,001-$1,000,000, or over $1,000,000) was as follows:


PORTFOLIO MANAGER                      FUND                 $ RANGE OF OWNERSHIP
-----------------                      ----                 --------------------
Robert J. Centrella            Capital Appreciation         $10,001 - $50,000
                               International Equity         $10,001 - $50,000
                               Value                        $10,001 - $50,000
                               Small Cap Growth             $1 - $10,000
                               Mid Cap Growth               $10,001 - $50,000



                                                                    MS15bb-07/07

Denise E. Higgins              Capital Appreciation         $50,001 - $100,000
                               Convertible                  $1 - $10,000
                               High Yield Corporate Bond    $1 - $10,000
                               International Equity         $1 - $10,000
                               Mid Cap Growth               $1 - $10,000
                               Mid Cap Value                $1 - $10,000
                               Small Cap Growth             $50,001 - $100,000
                               Small Cap Value              $1 - $10,000
                               Value                        $1 - $10,000

Thomas R. Wenzel               None




            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.


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